Accounts Receivable	12 Months Ended
Sep. 30, 2024
Accounts Receivable [Abstract]
Accounts receivable

(3) Accounts receivable

Accounts receivable as of September 30,2024 and 2023 consisted of the following:

	2024	2023
Accounts receivable	$10,491,664	$-
Less: allowance for doubtful accounts	-	-
	$10,491,664	$-

100% of accounts receivable were collected by December 31, 2024.